Significant Accounting Policies (Details Narrative) - USD ($)		6 Months Ended		12 Months Ended
	Jan. 09, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
FDIC excess cash balance		$ 1,082,100		$ 1,984,300	$ 8,922,800
Advertising expense		433,500	$ 222,800	628,700	399,700
Accumulated amortization		51,500
Estimated fair value		0
Valuation allowance		$ 1,302,600		5,116,000
Obligation percentage		50.00%
Allowance for doubtful accounts		$ 33,600		$ 15,600	$ 15,600
Incremental borrowing rate				5.00%
Goodwill Imapirment charges		$ 0		$ 4,280,100
Foreign currency forward contract [Member]
Period of contract	90 days
Notional amount	$ 1,082,500
Maximum [Member] | Intangible Assets
Estimated useful lives				10 years
Minimum [Member] | Intangible Assets
Estimated useful lives				3 years